UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: MARCH 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (54.17%)
Bank Debt (21.66%) (1)
Book, Periodical, and Music Stores (2.45%)
Borders Group, Inc., 2nd Lien FIFO Term Loan, LIBOR + 12.25%, due 4/1/14	$11,798,247	$11,296,822	2.45%

Communications Equipment Manufacturing (3.91%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$18,550,859	18,003,214	3.91%

Computer and Peripheral Equipment Manufacturing (1.01%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14	$134,975	110,229	0.02%
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$5,760,632	4,584,501	0.99%
Total Computer and Peripheral Equipment Manufacturing		4,694,730

Electric Power Generation, Transmission and Distribution (0.05%)
La Paloma Generating Company, Residual Bank Debt (3)	$23,218,322	211,507	0.05%

Machine Shops, Turned Product, and Screw, Nut, and Bolt Manufacturing (0.18%)
Acument Global Technologies, LLC, 1st Lien Term Loan, 10% Cash + 4% PIK, due 8/11/13	$857,741	814,854	0.18%

Offices of Real Estate Agents and Brokers (1.16%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$15,897,590	(2,245,535)	(0.49%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$6,927,199	7,597,952	1.65%
Total Offices of Real Estate Agents and Brokers		5,352,417

Other Financial Investment Activities (2.96%)
American Capital, Ltd., Senior Unsecured Revolver, PRIME + 5.75%, due 3/31/11	$13,764,622	13,629,539	2.96%

Radio and Television Broadcasting (4.08%)
Broadcast Facilities, Inc., 1st Lien Revolver, 13%, due 12/31/14	$2,343,750	1,000,000	0.22%
Broadcast Facilities, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$17,656,250	17,788,672	3.86%
Total Radio and Television Broadcasting		18,788,672

Wired Telecommunications Carriers (5.86%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan
EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	$2,574,080	2,666,871	0.58%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.75%, due 8/31/13	$156,054	156,835	0.03%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13 (2)	$10,449,354	10,449,354	2.27%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR +7.5%, due 7/31/14 (2)	$8,281,636	8,281,636	1.80%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%, due 8/9/16 (4)
EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (4)	€3,821,057	3,764,140	0.82%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€1,538,600	1,637,975	0.36%
Total Wired Telecommunications Carriers		26,956,811

Total Bank Debt (Cost $100,131,884)		99,748,566

Other Corporate Debt Securities (32.51%)

Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.25%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$655,000	537,100	0.12%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$655,000	589,094	0.13%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		1,126,194

Architectural, Engineering, and Related Services (4.63%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$14,914,000	11,334,640	2.46%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14 (144A) (5)	$2,620,000	2,659,300	0.58%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$7,339,014	7,339,014	1.59%
Total Architectural, Engineering, and Related Services		21,332,954

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Basic Chemical Manufacturing (1.57%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€6,296,000	$7,214,063	1.57%

Data Processing, Hosting, and Related Services (2.31%)
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (5), (8)	$11,127,124	9,847,505	2.14%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$703,000	784,253	0.17%
Total Data Processing, Hosting, and Related Services		10,631,758

Full-Service Restaurants (2.04%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (REG) (5)	$9,613,000	9,420,740	2.04%

Gambling Industries (0.58%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18 (REG)	$3,212,000	2,673,990	0.58%
Harrah's Operating Company Inc., Senior Secured Notes, 11.25%, due 6/1/17	$18,000	19,530	0.00%
Total Gambling Industries		2,693,520

Grocery Stores (0.22%)
Safeway, Inc., Senior Unsecured Notes, 4.95%, due 8/16/10	$1,000,000	1,014,730	0.22%

Industrial Machinery Manufacturing (1.53%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13 (3), (5)	$7,778,000	7,039,090	1.53%

Nondepository Credit Intermediation (0.04%)
Fannie Mae, Fixed Rate Notes, 2.5%, due 4/9/10	$100,000	100,037	0.02%
Federal Home Loan Bank, Fixed Rate Notes, 2.375%, due 4/30/10	$100,000	100,129	0.02%
Total Nondepository Credit Intermediation		200,166

Offices of Real Estate Agents and Brokers (0.78%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	3,600,237	0.78%

Oil and Gas Extraction (0.96%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$2,904,000	2,744,222	0.60%
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14 (5)	$2,056,000	1,651,811	0.36%
Total Oil and Gas Extraction		4,396,033

Other Amusement and Recreation Industries (0.16%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13 (3), (5)	$50,979,834	746,345	0.16%

Other Financial Services (0.09%)
State Street Corporation, Subordinated Notes, 7.65%, due 6/15/10	$410,000	415,728	0.09%

Other Information Services (4.51%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11 (5)	$20,806,522	20,806,522	4.51%

Other Professional, Scientific, and Technical Services (1.16%)
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 (144A) - (UK/France/Germany) (5)	$6,810,000	5,324,943	1.16%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (3.13%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$16,655,000	14,406,575	3.13%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Scheduled Air Transportation (2.71%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$3,575,497	$4,649,934	1.01%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$566,710	738,989	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$567,284	741,723	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$3,352,037	4,148,146	0.90%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$546,064	618,691	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$641,491	740,922	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$666,076	871,227	0.19%
Total Scheduled Air Transportation		12,509,632

Support Activities for Mining (1.07%)
Allis-Chalmers Energy, Senior Unsecured Notes, 8.5%, due 3/1/17	$5,511,000	4,917,741	1.07%

Wired Telecommunications Carriers (3.93%)
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (4), (5)	€17,000,187	14,159,311	3.07%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	€3,885,079	3,969,054	0.86%
Total Wired Telecommunications Carriers		18,128,365

Wireless Telecommunications Carriers (except Satellite) (0.84%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15 (5)	$2,622,000	2,683,066	0.58%
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$1,179,000	1,206,459	0.26%
Total Wireless Telecommunications Carriers (except Satellite)		3,889,525

Total Other Corporate Debt Securities (Cost $192,490,921)		149,814,861

Total Debt Investments (Cost $292,622,805)		249,563,427

Equity Securities (30.92%)
Architectural, Engineering, and Related Services (5.22%)
Alion Science and Technology Corporation, Warrants (3), (5)	2,620	–	0.00%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	18,642,166	4.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (3), (5), (6)	40,618	5,432,121	1.18%
Total Architectural, Engineering, and Related Services		24,074,287

Data Processing, Hosting, and Related Services (0.46%)
Anacomp, Inc., Common Stock (2), (3), (5), (8)	1,253,969	2,119,207	0.46%

Depository Credit Intermediation (0.84%)
Doral Holdings, LP Interest (3), (5)	855,916	3,883,810	0.84%

Industrial Machinery Manufacturing (0.05%)
GSI Group Inc., Common Stock (3), (5)	216,987	233,261	0.05%

Nonferrous Metal (except Aluminum) Production and Processing (6.73%)
International Wire Group, Inc., Common Stock (2), (5), (6)	1,979,441	31,037,635	6.73%

Other Electrical Equipment and Component Manufacturing (9.22%)
EaglePicher Holdings, Inc., Common Stock (2), (5), (6), (7)	1,312,720	42,485,526	9.22%

Other Information Services (1.40%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (3), (5)	4,063,914	6,441,304	1.40%

Radio and Television Broadcasting (0.20%)
Broadcast Facilities, Inc., Common Stock (5)	183,824	937,502	0.20%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares		Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Scheduled Air Transportation (0.25%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		24	$223,110	0.05%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		24	222,317	0.05%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		24	217,735	0.05%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		23	222,226	0.05%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		24	247,324	0.05%
Total Scheduled Air Transportation			1,132,712

Semiconductor and Other Electronic Component Manufacturing (0.21%)
AIP/IS Holdings, LLC, Membership Units (3), (5)		352	982,382	0.21%

Support Activities for Air Transportation (0.05%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)		164,363	238,722	0.05%

Wired Telecommunications Carriers (6.29%)
Integra Telecom, Inc., Common Stock (3), (5)		1,274,522	6,741,689	1.46%
Integra Telecom, Inc., Warrants (3), (5)		346,939	43,075	0.01%
ITC^DeltaCom, Inc., Common Stock (2), (3), (5), (6)		10,890,068	21,997,937	4.77%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		2,455,500	229,010	0.05%
Total Wired Telecommunications Carriers			29,011,711

Total Equity Securities (Cost $147,895,788)			142,578,059

Total Investments (Cost $440,518,593) (9)			392,141,486

Cash and Cash Equivalents (14.91%)
General Electric Capital Corporation, Commercial Paper, 0.03%, 4/1/10		$9,000,000	9,000,000	1.95%
American Express Credit Corporation, Commercial Paper, 0.13%, 4/6/10		$15,000,000	14,999,729	3.25%
Toyota Motor Credit Corporation, Commercial Paper, 0.10%, 4/9/10		$15,000,000	14,999,667	3.25%
Chevron Funding Corporation, Commercial Paper, 0.15%, 4/27/10		$19,000,000	18,997,942	4.12%
Cash Denominated in Foreign Currencies (Cost $13)	CAD	57	56	0.00%
Cash Denominated in Foreign Currencies Euro (Cost $3,197,824)		€2,329,044	3,146,539	0.68%
Cash Denominated in Foreign Currencies GBP (Cost $511)		£130	197	0.00%
Cash Held on Account at Various Institutions		$7,660,953	7,660,953	1.66%
Total Cash and Cash Equivalents			68,805,083

Total Cash and Investments			$460,946,569	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2010

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2010 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Anacomp, Inc., Common Stock	$2,783,811	$-	$-	$2,119,207	$-
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK,
due 3/12/13	9,138,218	-	-	9,847,505	376,426
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	7,827,719	-	(7,827,719)	-	33,453
EaglePicher Holdings, Inc., Common Stock	43,313,196	-	-	42,485,526	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	6,592,331	-	-	7,339,014	303,015
ESP Holdings, Inc., Common Stock	20,389,788	-	-	18,642,166	-
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,412,228	-	-	5,432,121	-
International Wire Group, Inc., Common Stock	31,869,000	-	-	31,037,635	-
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	10,091,445	-	-	10,449,354	116,650
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	8,144,989	-	-	8,281,636	160,469
ITC^DeltaCom, Inc., Common Stock	20,146,626	-	-	21,997,937	-

(3)  Non-income producing security.

(4)  Principal amount denominated in euros.  Amortized cost and fair value converted from euros to US dollars.

(5)  Restricted security.

(6)  Investment is not a controlling position.

(7)  The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)  Issuer is a controlled company.

(9)  Includes investments with an aggregate market value of $23,435,335 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $86,553,920 and $43,357,229, respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $440,518,593.  Net unrealized depreciation aggregated $48,401,638, of which $52,870,447 related to appreciated investments and $101,272,085 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2010 was $341,267,211 or 74.04% of total cash and investments of the Registrant.

Swaps at March 31, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Swaps
Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$ 6,040,944	$ (24,531)

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$-
2	Other observable market inputs*	31,079,386	77,367,442	26,120,470
3	Independent third-party pricing sources that employ significant unobservable inputs	68,457,673	71,701,074	116,457,589
3	Internal valuations with significant unobservable inputs	211,507	746,345	-
Total		$99,748,566	$149,814,861	$142,578,059

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$45,255,960	$73,392,112	$96,160,272
Net realized and unrealized gains (losses)	2,405,592	(2,806,909)	(75,502)
Net acquisitions and dispositions	20,796,121	1,115,871	(16,968)
Net transfers into (out of) category	-	-	20,389,787
Ending balance	$68,457,673	$71,701,074	$116,457,589

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$2,540,006	$(1,794,293)	$693,063

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$211,507	$793,632	$20,389,788
Net realized and unrealized gains (losses)		(47,287)
Net acquisitions and dispositions	-	-	-
Net transfers into (out of) category	-		(20,389,788)
Ending balance	$211,507	$746,345	$-

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$(47,287)	$-

Valuations of open swap transactions at March 31, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ (24,531)

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2010 were as follows:

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	2/1/2010	$17,294
Alabama Aircraft Industries, Inc., Common Stock	Various 2002	3,550,121
Alion Science & Technology Corporation, Senior Secured Notes,
10% Cash + 2% PIK, due 11/1/14 (144A)	Various 2010	2,379,902
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13	10/1/07	45,025,305
Broadcast Facilities, Inc., Common Stock	1/15/10	883,196
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	Various 2009	2,568,118
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	2/11/10	1,141,945
Doral Holdings, LP Interest	7/12/07	11,138,132
GSI Group Corporation, Senior Notes, 11%, due 8/20/13	8/20/08	6,920,069
GSI Group Inc., Common Stock	8/20/08	1,136,229
Integra Telecom, Inc., Common Stock	11/11/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11	10/31/08	19,636,115
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock	10/31/08	1,170,407
MSX International, Inc., Senior Secured 2nd Lien Notes,
12.5%, due 4/1/12 (144A) - (UK/France/Germany)	2/24/10	4,971,300
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (REG)	Various 2009, 2/18/10	8,529,025
Seitel, Inc., Senior Notes, 9.75%, due 2/15/14	Various 2009, 2/8/10	1,411,735
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	668,792
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	3,575,497
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	566,710
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	567,283
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	3,352,037
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	546,064
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	641,491
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	666,076
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	142,154
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	141,580
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	158,883
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	177,170
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	166,234
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	3,885,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)	Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  June 1, 2010

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  June 1, 2010